Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Summary of External Credit Exposure

These banks are used for local investment purposes.

2017	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	—	423	1,167	80	45	1,715
US Treasury and Treasury repo only money market funds	1,715	—	—	—	—	1,715
Liquidity funds	403	—	—	—	—	403
Government securities	—	77	—	1	—	78
3rd party financial derivatives	—	26	42	—	—	68

Total	2,118	526	1,209	81	45	3,979

2016	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	—	542	1,560	388	93	2,583
US Treasury and Treasury repo only money market funds	2,248	—	—	—	—	2,248
Liquidity funds	66	—	—	—	—	66
Government securities	—	85	—	4	—	89
3rd party financial derivatives	—	70	86	—	—	156

Total	2,314	697	1,646	392	93	5,142

Summary of Financial Assets and Liabilities
	2017			2016
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Available-for-sale investments:
Liquid investments (Government bonds)	a	78	78	89	89
Other investments	a	918	918	985	985
Loans and receivables:
Cash and cash equivalents		3,833	3,833	4,897	4,897
Trade and other receivables and Other non-current assets in scope of IAS 39	b	5,495	5,495	5,499	5,499
Financial assets at fair value through profit or loss:
Trade and other receivables and Other non-current assets in scope of IAS 39	a,b	506	506	361	361
Derivatives designated as at fair value through profit or loss	a,d,e	5	5	23	23
Derivatives classified as held for trading under IAS 39	a,d,e	71	71	133	133

Total financial assets		10,906	10,906	11,987	11,987

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under finance leases:
– bonds in a designated hedging relationship	d	(4,315)	(4,405)	(3,189)	(3,335)
– other bonds		(11,894)	(14,743)	(14,111)	(16,996)
– bank loans and overdrafts		(236)	(236)	(332)	(332)
– commercial paper		(529)	(529)	(1,094)	(1,094)
– other borrowings		(49)	(49)	—	—

Total borrowings excluding obligations under finance leases	f	(17,023)	(19,962)	(18,726)	(21,757)
Obligations under finance leases		(66)	(66)	(64)	(64)

Total borrowings		(17,089)	(20,028)	(18,790)	(21,821)
Trade and other payables, Other provisions and certain
Other non-current liabilities in scope of IAS 39	c	(20,325)	(20,325)	(18,713)	(18,713)
Financial liabilities at fair value through profit or loss:
Contingent consideration liabilities	a,c	(6,172)	(6,172)	(5,896)	(5,896)
Derivatives designated as at fair value through profit or loss	a,d,e	(26)	(26)	(92)	(92)
Derivatives classified as held for trading under IAS 39	a,d,e	(48)	(48)	(102)	(102)

Total financial liabilities		(43,660)	(46,599)	(43,593)	(46,624)

Net financial assets and financial liabilities		(32,754)	(35,693)	(31,606)	(34,637)

Summary of Fair Value of Financial Instruments

	Level 1	Level 2	Level 3	Total
At 31 December 2017	£m	£m	£m	£m
Financial assets at fair value
Available–for–sale financial assets:
Liquid investments	77	1	—	78
Other investments	535	—	383	918
Other non-current assets	—	—	38	38
Financial assets at fair value through profit or loss:
Other non-current assets	—	382	44	426
Trade and other receivables	—	—	42	42
Derivatives designated as at fair value through profit or loss	—	5	—	5
Derivatives classified as held for trading under IAS 39	—	62	9	71

	612	450	516	1,578

Financial liabilities at fair value
Financial liabilities at fair value through profit or loss:
Contingent consideration liabilities	—	—	(6,172)	(6,172)
Derivatives designated as at fair value through profit or loss	—	(26)	—	(26)
Derivatives classified as held for trading under IAS 39	—	(47)	(1)	(48)

	—	(73)	(6,173)	(6,246)

	Level 1	Level 2	Level 3	Total
At 31 December 2016	£m	£m	£m	£m
Financial assets at fair value
Available–for–sale financial assets:
Liquid investments	84	5	—	89
Other investments	580	—	405	985
Other non-current assets	—	—	6	6
Financial assets at fair value through profit or loss:
Other non-current assets	—	355	—	355
Derivatives designated as at fair value through profit or loss	—	23	—	23
Derivatives classified as held for trading under IAS 39	—	133	—	133

	664	516	411	1,591

Financial liabilities at fair value
Financial liabilities at fair value through profit or loss:
Contingent consideration liabilities	—	—	(5,896)	(5,896)
Derivatives designated as at fair value through profit or loss	—	(92)	—	(92)
Derivatives classified as held for trading under IAS 39	—	(101)	(1)	(102)

	—	(193)	(5,897)	(6,090)

Summary of Financial and Non Financial Assets

	2017					2016
	At fair value through profit or loss £m	Loans and receivables £m	Financial instruments £m	Non- financial instruments £m	Total £m	At fair value through profit or loss £m	Loans and receivables £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 24)	42	5,148	5,190	810	6,000	—	5,135	5,135	891	6,026
Other non-current assets (Note 22)	464	347	811	602	1,413	361	364	725	474	1,199

	506	5,495	6,001	1,412	7,413	361	5,499	5,860	1,365	7,225

Summary of Ageing of Financial Assets Which are Past Due and for Which No Provision for Bad or Doubtful Debts Has Been Made

The following table shows the ageing of such financial assets which are past due and for which no provision for bad or doubtful debts has been made:

	2017 £m	2016 £m
Past due by 1–30 days	142	137
Past due by 31–90 days	70	178
Past due by 91–180 days	64	55
Past due by 181–365 days	27	53
Past due by more than 365 days	108	98

	411	521

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

	2017					2016
	At fair value					At fair value
	through	Other	Financial	Non-financial		through	Other	Financial	Non-financial
	profit or loss	liabilities	instruments	instruments	Total	profit or loss	liabilities	instruments	instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trade and other payables (Note 27)	—	(20,129)	(20,129)	(841)	(20,970)	—	(11,041)	(11,041)	(923)	(11,964)
Other provisions (Note 29)	—	(117)	(117)	(1,148)	(1,265)	—	(113)	(113)	(1,387)	(1,500)
Other non-current liabilities (Note 30)	—	(79)	(79)	(902)	(981)	—	(7,559)	(7,559)	(886)	(8,445)
Contingent consideration liabilities (Note 39)	(6,172)	—	(6,172)	—	(6,172)	(5,896)	—	(5,896)	—	(5,896)

	(6,172)	(20,325)	(26,497)	(2,891)	(29,388)	(5,896)	(18,713)	(24,609)	(3,196)	(27,805)

Summary of Fair Values of Derivatives Held

	2017 Fair value		2016 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Net investment hedges – Foreign exchange contracts (principal amount – £6,333 million (2016 – £5,362 million))	5	(25)	18	(92)
Cash flow hedges – Foreign exchange contracts (principal amount – £38 million (2016 – £170 million))	—	(1)	5	—

Derivatives designated as at fair value through profit or loss	5	(26)	23	(92)

Foreign exchange contracts (principal amount – £14,449 million (2016 – £14,943 million))	62	(47)	133	(99)
Embedded and other derivatives	9	(1)	—	(3)

Derivatives classified as held for trading under IAS 39	71	(48)	133	(102)

Total derivative instruments	76	(74)	156	(194)

Summary of Offsetting of Financial Assets and Liabilities

he following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2017 and 31 December 2016. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

At 31 December 2017	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net amount £m
Financial assets
Trade and other receivables	5,191	(1)	5,190	(31)	5,159
Derivative financial instruments	76	—	76	(64)	12

Financial liabilities
Trade and other payables	(20,130)	1	(20,129)	31	(20,098)
Derivative financial instruments	(74)	—	(74)	64	(10)

At 31 December 2016	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	5,136	(1)	5,135	(29)	5,106
Derivative financial instruments	156	—	156	(117)	39

Financial liabilities
Trade and other payables	(11,042)	1	(11,041)	29	(11,012)
Derivative financial instruments	(194)	—	(194)	117	(77)

Summary of Debt Interest Rate Repricing

The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than obligations under finance leases.

	2017	2016
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(2,802)	(4,106)
Between one and two years	(1,340)	(2,216)
Between two and three years	(1,076)	(1,277)
Between three and four years	(16)	—
Between four and five years	(1,475)	—
Between five and ten years	(3,664)	(4,082)
Greater than ten years	(6,650)	(7,045)

Total	(17,023)	(18,726)

Original issuance profile:
Fixed rate interest	(16,209)	(17,342)
Floating rate interest	(765)	(1,381)

Total interest bearing	(16,974)	(18,723)
Non-interest bearing	(49)	(3)

	(17,023)	(18,726)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis
			Obligations	Finance charge on	Trade payables and
		Interest on	under finance	obligations under	other liabilities not
	Debt	debt	leases	finance leases	in net debt	Total
At 31 December 2017	£m	£m	£m	£m	£m	£m
Due in less than one year	(2,802)	(555)	(23)	(2)	(21,521)	(24,903)
Between one and two years	(1,344)	(497)	(27)	(2)	(853)	(2,723)
Between two and three years	(1,078)	(488)	(8)	(1)	(813)	(2,388)
Between three and four years	(16)	(488)	(2)	(1)	(784)	(1,291)
Between four and five years	(1,483)	(468)	(1)	(1)	(752)	(2,705)
Between five and ten years	(3,694)	(2,018)	(5)	(5)	(3,609)	(9,331)
Greater than ten years	(6,720)	(3,996)	—	—	(1,471)	(12,187)

Gross contractual cash flows	(17,137)	(8,510)	(66)	(12)	(29,803)	(55,528)

				Finance charge on	Trade payables and
			Obligations	obligations	other
		Interest on	under finance	under finance	liabilities not
	Debt	debt	leases	leases	in net debt	Total
At 31 December 2016	£m	£m	£m	£m	£m	£m
Due in less than one year	(4,108)	(705)	(23)	(2)	(11,621)	(16,459)
Between one and two years	(2,218)	(566)	(22)	(1)	(8,784)	(11,591)
Between two and three years	(1,282)	(503)	(12)	—	(961)	(2,758)
Between three and four years	—	(496)	(7)	—	(786)	(1,289)
Between four and five years	—	(496)	—	—	(705)	(1,201)
Between five and ten years	(4,117)	(2,122)	—	—	(3,474)	(9,713)
Greater than ten years	(7,124)	(4,522)	—	—	(3,135)	(14,781)

Gross contractual cash flows	(18,849)	(9,410)	(64)	(3)	(29,466)	(57,792)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

The amounts receivable and payable in less than one year have decreased compared with 31 December 2016 as a result of reduced hedging of the US commercial paper programme.

	2017		2016
	Receivables	Payables	Receivables	Payables
	£m	£m	£m	£m
Due in less than one year	20,319	(20,326)	21,266	(21,303)
Between one and two years	—	—	20	(20)

Gross contractual cash flows	20,319	(20,326)	21,286	(21,323)

Currency risk [member]
Sensitivity Analysis for Each Type of Market Risk

	2017	2016
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	76	77
10 cent appreciation of the Euro	(5)	18
10 yen appreciation of the Yen	9	1

	2017	2016
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(66)	(66)
10 cent depreciation of the Euro	4	(16)
10 yen depreciation of the Yen	(8)	(1)

The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) foreign operations and cash flow hedges of its foreign exchange exposure arising on Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term Note programme and a number of highly probable forecast transactions denominated in US Dollar.

	2017	2016
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	1	11
10 cent appreciation of the Euro	(1,028)	(795)

	2017	2016
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	(1)	(10)
10 cent depreciation of the Euro	861	670

The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 31 adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2017	2016
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent appreciation of the US Dollar	(637)	(746)
10 cent appreciation of the Euro	197	190
10 yen appreciation of the Yen	(4)	(11)

	2017	2016
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent depreciation of the US Dollar	549	634
10 cent depreciation of the Euro	(165)	(160)
10 yen depreciation of the Yen	4	10

Interest rate risk [member]
Sensitivity Analysis for Each Type of Market Risk

The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2017 would have increased by approximately £5 million (2016 – £3 million increase). A 1% (100 basis points) movement in interest rates is not deemed to have a material effect on equity.

	2017	2016
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	24	3
1% (100 basis points) increase in US Dollar interest rates	(24)	(3)
1% (100 basis points) increase in Euro interest rates	5	3

Level 3 [member]
Summary of Fair Value of Financial Instruments

Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2017	2016
	£m	£m
At 1 January	(5,486)	(3,582)
Net losses recognised in the income statement	(970)	(2,283)
Net gains recognised in other comprehensive income	22	29
Contingent consideration for businesses divested/acquired during the year	80	(194)
Payment of contingent consideration liabilities	685	431
Additions	117	81
Disposals	(52)	(15)
Transfers from Level 3	(24)	(11)
Exchange	(29)	58

At 31 December	(5,657)	(5,486)